Incorporated herein by reference is a supplement to the prospectus of MFS Corporate Bond Fund, a series of MFS Series Trust IX (File No. 002-50409), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2020 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2025 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2030 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2035 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2040 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2045 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2050 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2055 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2060 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime Income Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Limited Maturity Fund, a series of MFS Series Trust IX (File No. 002-50409), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Total Return Bond Fund, a series of MFS Series Trust IX (File No. 002-50409), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).